30. Risk management (Details) - Derivatives not designated for hedge accounting [member] $ in Millions		6 Months Ended
		Jun. 30, 2020 USD ($) Number		Dec. 31, 2019 USD ($) Number
Long position/Crude oil and oil products [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | Number		9,551		9,865
Notional value		$ 9,551		$ 9,865
Maturity		2020
Short position/Crude oil and oil products [member][
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | Number		(28,718)		(20,248)
Notional value		$ (28,718)		$ (20,248)
Maturity		2020
Forward contracts [member] | Long position or foreign currency forwards BRL/USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Long position | Number	[1]			273
Maturity	[1]	2020
Forward contracts [member] | Long position or foreign currency forwards EUR/USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Long position | Number	[1]			2.2458
Fair value asset position (liability)	[1]			$ (45)
Maturity	[1]	2020
Forward contracts [member] | Long position or foreign currency forwards GBP/USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | Number	[1]	388		388
Fair value asset position (liability)	[1]	$ (24)		$ 11
Maturity	[1]	2020
Forward contracts [member] | Short position or foreign currency forwards [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | Number		140	[1]	224
Fair value asset position (liability)		$ (10)	[1]	$ (14)
Maturity		2020
Future and forward contracts [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value		$ (19,167)		(10,383)
Fair value asset position (liability)	[2]	(211)		$ (28)
Future and forward contracts [member] | Short Position Or Crude Oil And Oil Products [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value		(3,900)
Fair value asset position (liability)	[2]	$ (38)
Maturity	[2]	2020
Swap contract [member] | Foreign currency or cross currency swap [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Long position | Number	[1]			700
Notional value-Short position | Number	[1]	615
Fair value asset position (liability)	[1]	$ (54)		$ 32
Maturity	[1]	2026
Swap contract [member] | Foreign currency or cross currency swap [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | Number	[1]	600		600
Fair value asset position (liability)	[1]	$ (238)		$ (50)
Maturity	[1]	2034
Swap contract [member] | IPCA [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | Number	[1]	3,008		3,008
Fair value asset position (liability)	[1]	$ (1)		$ 6
Maturity	[1]	2029/2034
Swap contract [member] | Foreign currency / Cross-currency Swap [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value-Short position | Number	[1]	729		729
Fair value asset position (liability)	[1]	$ (255)		$ 11
Maturity	[1]	2024/2029

[1]	Amounts in US$, EUR, GBP and R$ are presented in million.
[2]	Notional value in thousands of bbl.